5. Bank Premises and Equipment (Details 1)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Abstract]
2016	$ 183,396
2017	130,493
2018	132,612
2019	104,326
2020	76,351
Operating lease due	$ 627,178